Income Taxes - Schedule of Provision for Income Taxes (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense
Deferred tax expense
Income tax expense